Expense Example - Class A C Shares - Alger Dynamic Opportunities Fund - AC	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	717	1,201	1,791	3,383	378	936	1,700	3,709